Supplement to Premier Accumulation Life[registered trademark symbol]
                              Prospectus
                 Supplement dated April 30, 2012 to
            Prospectus dated May 1, 2007 as supplemented

The disclosure set forth below replaces the information under the heading
"Fund Expenses" found in the prospectus and any other prior supplements.
================================================================================
                  ANNUAL PORTFOLIO OPERATING EXPENSES
                (as a percentage of average net assets)
================================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2011. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
American Century 	           0.90%	None		0.01%	     0.91%	  None		0.91%
VP Balanced Fund
American Century VP 	           1.41%	None		0.02%	     1.43%	  None		1.43%
International Fund
American Century VP 	           0.98%	None		None	     0.98%	  None		0.98%
Value Fund
American Century VP Ultra	   1.00%	None		0.01%	     1.01%	  None		1.01%
[registered  trademark symbol]
 Fund (1)
American Century VP Ultra	   0.90%	0.25%		0.01%	     1.16%	  None		1.16%
[registered trademark symbol]
 Class II Fund
American Century VP Large 	   0.80%	0.25%		0.01%	     1.06%	  None		1.06%
Company Value Class II Fund
American Century VP Inflation 	   0.47%	0.25%	   	0.01%	     0.73%	  None		0.73%
Protection Class II Fund
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible   0.75%	None		0.10%	     0.85%	  None		0.85%
Growth Fund, Inc. - Initial Shares
Dreyfus IP - Mid Cap Stock  	   0.75%	None		0.11%	     0.86%	  None		0.86%
Portfolio - Initial Shares(2)
Dreyfus VIF - Appreciation 	   0.75%	None		0.05%	     0.80%	  None		0.80%
Portfolio - Initial Shares(2)
Dreyfus VIF - Quality Bond 	   0.65%	None		0.14%	     0.79%	  None		0.79%
Portfolio - Initial Shares(3)
Dreyfus IP - Technology Growth     0.75%	None		0.08%	     0.83%	  None		0.83%
Portfolio - Initial Shares
Dreyfus Stock Index Fund, Inc. 	   0.25%	0.25%	  	0.02%	     0.52%	  None		0.52%
-Service Shares
-------------------------------------------------------------------------------------------------------------------------

DWS Global Income Builder  	   0.37%	None		0.25%	     0.62%	  None		0.62%
VIP-Class A Shares(4)
DWS International VIP-Class A 	   0.79%	None		0.21%	     1.00%	  None		1.00%
Shares(4)
-------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond         0.60%	None		0.44%	     1.04%	-0.22% (5)	0.82%
Fund II - Primary Shares(2)
Federated Managed Volatility       0.75%	None		0.84%	     1.59%	-0.56% (6)	1.03%
Fund II(3)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager         0.51% (7)	None		0.13%	     0.64%(8)	   None		0.64%
Portfolio - Initial Class(3)
Fidelity VIP Asset Manager Growth  0.56% (7)    None		0.18%	     0.74%	   None		0.74%(10)
Portfolio - Initial Class(9)
Fidelity VIP Balanced Portfolio -  0.41%	None		0.15%	     0.56%	   None		0.56%(10)
Initial Class(9)

Fidelity VIP Contrafund 	   0.56%	None		0.09%	     0.65%	   None		0.65%
[registered trademark symbol]
Portfolio -Initial Class
Fidelity VIP Equity-Income 	   0.46%	None		0.10%	     0.56%	   None		0.56%
Portfolio -Initial Class
Fidelity VIP Growth & Income  	   0.46%	None		0.13%	     0.59%	   None		0.59%
Portfolio - Initial Class
Fidelity VIP Growth Opportunities  0.56%	None		0.14%	     0.70%	   None		0.70%
Portfolio - Initial Class(4)
Fidelity VIP Growth Portfolio -    0.56%	None		0.10%	     0.66%	   None		0.66%
Initial Class(2)
Fidelity VIP High Income 	   0.57%	None		0.12%	     0.69%	   None		0.69%
Portfolio - Initial Class(9)
Fidelity VIP Index 500 Portfolio   0.045%	None		0.055%	     0.10%	   None		0.10%
-Initial Class(9)
Fidelity VIP Investment Grade      0.32%	None		0.11%	     0.43%	   None		0.43%
Bond Portfolio - Initial Class(9)
Fidelity VIP Mid-Cap Portfolio 	   0.56%	0.25%		0.10%	     0.91%	   None		0.91%
Service Class 2
Fidelity VIP Overseas Portfolio -  0.71%	None		0.14%	     0.85%	   None		0.85%
Initial Class(9)
Fidelity VIP Money Market  	   0.17%	None	    	0.09%	     0.26%	   None		0.26%
Portfolio -Initial Class
-------------------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth   	   0.65%	0.25%		0.28%	     1.18%	  -0.24%	0.94%(11)(12)
Securities Fund - Class 2
Franklin Income Securities Fund    0.45%(13)	0.25%		0.02%	     0.72%	   None		0.72%
- Class  2
Franklin Small Cap Value           0.50%	0.25%		0.17%	     0.92%	   None	       	0.92%(12)
Securities Fund - Class 2

Franklin Small-Mid Cap Growth 	   0.50%	0.25%		0.30%	     1.05%	   None		1.05%(12)
Securities Fund - Class  2

Franklin U.S. Government Fund  	   0.48%(13)   0.25%		0.03%	     0.76%	   None		0.76%
- Class 2
-------------------------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund 	   0.60%	0.25%		0.13%	     0.98%	   None		0.98%
- Class 2
Templeton Developing Markets  	   1.10%	0.25%		0.25%	     1.60%	   None		1.60%
Securities Fund - Class 2
Templeton Global Bond Securities   0.46%(13)	0.25%		0.10%	     0.81%	   None		0.81%
Fund - Class 2
Templeton Growth Securities Fund   0.74%(13)	0.25%		0.04%	     1.03%	   None		1.03%
- Class 2
-------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio     0.64%	None		0.26%	     0.90%	   None		0.90%
Class S(3)
ING JPMorgan Emerging Markets      1.25%	None		0.01%	     1.26%	   None		1.26%
Equity Portfolio - Class I(9)
-------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I.American    0.67%	None		0.28%	     0.95%(15)	  -0.05%	0.90%(16)
Franchise Fund (Series I Shares)
(2)(14)
Invesco Van Kampen V.I.American    0.67%	0.25%		0.28%	     1.20%(15)	  -0.05%	1.15%(17)
Franchise Fund (Series II Shares)
(14)
Invesco Van Kampen V.I. Mid Cap    0.75%	None		0.33%	     1.08%(15)	   None		1.08%(20)
Growth Fund (Series I Shares)
(18)(19)
Invesco Van Kampen V.I. Mid Cap    0.75%	0.25%		0.33%	     1.33%(15)     None	 	1.33%(21)
Growth Fund (Series II Shares)(19)
Invesco V.I. Global Health Care    0.75%	None		0.37%	     1.12%	   None		1.12%(23)
Fund (Series I Shares)(22)
Invesco V.I. Global Real Estate    0.75%	None		0.39%	     1.14%	   None		1.14%(23)
Fund (Series I Shares)(2)

Invesco V.I. International         0.71%	None		0.32%	     1.03%	   None		1.03%(23)
Growth Fund (Series I Shares)(18)

Invesco V.I. International         0.71%	0.25%		0.32%	     1.28%	   None		1.28%
Growth Fund (Series II Shares)
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust           0.60%	None		0.51%	     1.11%	  -0.08%	1.03% (23)
International Equity Portfolio -
Class 1 Shares(2)
JPMorgan Insurance Trust Mid       0.65%	None		0.15%	     0.80%	   None		0.80% (25)
Cap Value Portfolio - Class 1
Shares
JPMorgan Insurance Trust U.S.      0.55%	None		0.24%	     0.79%	   None		0.79%(26)
Equity Portfolio - Class 1
Shares(4)
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -    0.425%	0.25%		0.74%(27)    1.415% 	  -0.07%(30)	1.345%(31)
Advisor Class Shares							    (28)(29)
PIMCO VIT CommodityRealReturn      0.74%	None		0.31%(32)   1.05%(33)	  -0.14%(34)	0.91% (35)
[registered trademark symbol]
Strategy Portfolio -
Administrative Class Shares
-------------------------------------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio -       0.50%	None		0.36%	     0.86%	  -0.24%	0.62%(36)
Class I Shares(3)
Pioneer Emerging Markets VCT       1.15%	0.25%		0.32%	     1.72%	    None	1.72%
Portfolio - Class II Shares
Pioneer Equity Income VCT 	   0.65%	0.25%		0.10%	     1.00%	    None	1.00%
Portfolio - Class II Shares
Pioneer Fund VCT Portfolio - 	   0.65%	None		0.08%	     0.73%	    None	0.73%
Class I Shares(3)
Pioneer Growth Opportunities VCT   0.74%	None		0.10%	     0.84%	    None	0.84%
Portfolio - Class I Shares(3)
Pioneer High Yield VCT Portfolio   0.65%	0.25%		0.17%	     1.07%	    None	1.07%
- Class II Shares
Pioneer Mid Cap Value VCT  	   0.65%	None		0.07%	     0.72%	    None	0.72%
Portfolio - Class I Shares(3)
Pioneer Real Estate Shares VCT 	   0.80%	0.25%		0.22%	     1.27%	    None	1.27%
Portfolio - Class II Shares
Pioneer Strategic Income VCT       0.65%	0.25%		0.57%	     1.47%	    None	1.47%
Portfolio - Class II Shares
-------------------------------------------------------------------------------------------------------------------------
Wanger USA(9)			   0.86%	None		0.08%	     0.94%	    None	0.94%
-------------------------------------------------------------------------------------------------------------------------
The above portfolio expenses were provided by the portfolios.  We have not independently verified the accuracy of the information.
1 	This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

2 	This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

3 	This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

4  	This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

5 	The Adviser and its affiliates have voluntarily agreed to waiver their fees and/or reimburse expenses
	so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by
	the Fund's PS class (after the voluntary waivers and/or reimbursements) will not exceed 0.82% (the "Fee Limit")
	up to but not including the later of (the "Termination Date"): (a) May 1,2013; or (b) the date of the Fund's
	next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate terminating or
	increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the
	Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

6 	Effective December 2, 2011, the Adviser and its affiliates have voluntarily agreed to waive their fees
	and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees
	and Expenses) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.86% (the
	"Fee Limit") up to but not including the later of (the "Termination Date"): (a) May 1,2013; or (b) the date
	of the Fund's next effective Prospectus.  While the Adviser and its affiliates currently do not anticipate
	terminating or increasing these arrangements prior to the Termination Date, these arrangements may only
	be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's
	Board of Trustees.

7 	The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned
	subsidiary that invests in commodity-linked derivative instruments.  Fidelity Management & Research Company
	(FMR) has contractually agreed to waive the fund's management fee in an amount equal to its proportionate
	share of the management fee paid to FMR by the subsidiary based on the fund's proportionate
	ownership of the central fund.  This arrangement will remain in effect for at least one year from the
	effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with
	the subsidiary is in place.  If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion,
	may discontinue the arrangement.  For the fund's most recent fiscal year, the waiver rounded to less than
	0.01% for each class.

8 	Differs from the ratios of expenses to average net assets in the Financial Highlights section of
	the portfolio prospectus because the total annual operating expenses shown above include acquired fund
	fees and expenses.

9 	This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

10  	Differs from the ratios of expenses to average net assets in the Financial Highlights section of
	the portfolio prospectus because of acquired fund fees and expenses.

11 	The investment manager and administrator have contractually agreed to waive or limit their respective
	fees and to assume as their own expense certain expenses otherwise payable by the fund so that common
	annual fund operating expenses (i.e., a combination of investment management fees, fund administration
	fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed
	0.68% (other than certain non-routine expenses or costs, including but not limited to those relating to
	litigation and indemnification, reorganizations, and liquidations) until April 30, 2013.  This waiver is
	separate from the waiver related to the Sweep Money Fund.

12 	The investment manager has contractually agreed in advance to reduce its fees as a result of the
	fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column
	"Other Expenses including Acquired Fund Expenses").   This reduction will continue until at least
	April 30, 2013.

13 	The Fund administration fee is paid indirectly through the management fee.

14  	Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco
	V.I. Capital Appreciation Fund effective May 1, 2006.  Effective April 30, 2012,  Invesco V.I. Capital
	Appreciation Fund was reorganized into Invesco Van Kampen V.I. Capital Growth Fund.  Invesco Van
	Kampen V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I. American Franchise Fund.

15  	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one of
	more affiliated investment companies into the Fund.

16  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory
	fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual
	Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items
	discussed below) of Series I shares to 0.90% of average daily net assets.  In determining the
	Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses
	are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee
	Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii)
	taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including
	litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of
	an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually
	agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

17  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory
	fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual
	Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items
	discussed below) of Series I shares to 1.15% of average daily net assets. In determining the
	Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses
	are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee
	Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii)
	taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including
	litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because
	of an expense offset arrangement.  Unless the Board of Trust and Invesco Advisers, Inc. mutually
	agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

18 	This Portfolio is only available if you have been continuously invested in it since
	March 15, 2006.

19  	Effective April 30, 2012,  Invesco V.I. Capital Development Fund was reorganized into
	Invesco Van Kampen V.I. Mid Cap Growth Fund.

20  	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory
	fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual
	Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series I shares to 1.09% of average daily net assets. In determining the
	Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses
	are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee
	Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii)
	taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including
	litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of
	an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually
	agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


21   	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory
	fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual
	Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items
	discussed below) of Series II shares to 1.34% of average daily net assets. In determining the
	Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are
	not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver
	and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes;
	(iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including
	litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because
	of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc.
	mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30,
	2013.

22  	This Portfolio is only available if you have been continuously invested in it since
	April 28, 2005.

23  	The Adviser has contractually agreed, through at least April 30, 2013, to waive
	advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit
	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding
	certain items discussed below) of Series I shares to 1.30% of average daily net assets. In
	determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the
	following expenses are not taken into account, and could cause the Total Annual Fund Operating
	Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above:
	(i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary or non-
	routine items, including litigation expenses; (v) expenses that the Fund has incurred but did
	not actually pay because of an expense offset arrangement.  Unless the Board of Trust and
	Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will
	terminate on April 30, 2013.

24  	The Portfolio's adviser and administrator (the Service Providers) have contractually
	agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses
	of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to
	short sales, interest, taxes and extraordinary expenses and expenses related to the Board of
	Trustees' deferred compensation plan) exceed 1.03% of its average daily net assets.  This
	contract cannot be terminated prior to 5/1/12, at which time, the Service Providers will
	determine whether or not to renew or revise it.

25  	The Portfolio's adviser and administrator (the Service Providers) have contractually
	agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating
	Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses
	relating to short sales, interest, taxes and extraordinary expenses and expenses related to
	the Board of Trustees' deferred compensation plan) exceed 0.90% of its average daily net assets.
	This contract cannot be terminated prior to 5/1/12, at which time, the Service Providers will
	determine whether or not to renew or revise it.

26   	The Portfolio's adviser and administrator (the Service Providers) have contractually
	agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating
	Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses
	related to short sales, interest, taxes, expenses related to litigation and potential litigation,
	extraordinary expenses and expenses related to the Board of Trustees' deferred compensation
	plan) exceed 0.80% of its average daily net assets.  This contract cannot be terminated
	prior to 5/1/13, at which time, the Service Providers will determine whether or not to
	renew or revise it.

27  	Acquired Fund Fees and Expenses include interest expense of 0.02%.  Interest
	expense is based on the amount incurred during an Underlying PIMCO Fund's most recent
	fiscal year as a result of entering into certain investments, such as reverse repurchase
	agreements.  Interest expense is required to be treated as an expense of the Underlying
	PIMCO Fund for accounting purposes and is not payable to PIMCO.  The amount of interest
	expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments
	as an investment strategy.

28  	Total Annual Portfolio Operating Expenses excluding interest expense of the
	Underlying PIMCO Funds is 1.295%, 1.395%, 1.145% and 1.595% for the Administrative Class,
	Advisor Class, Institutional Class and Class M shares, respectively.

29  	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to
	Average Net Assets of the Portfolio as set forth in the Financial Highlights table of
	the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating
	expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

30  	PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee
	to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and
	supervisory and administrative fees exceed 0.64% of the total assets invested in
	Underlying PIMCO Funds.  PIMCO may recoup these waivers in future periods, not exceeding
	three years, provided total expenses, including such recoupment, do not exceed the annual
	expense limit.  The fee reduction is implemented based on a calculation of Underlying
	PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that
	is different from the calculation of Acquired Fund Fees and Expenses listed in the table
	above.

31  	Total Annual Portfolio Operating Expenses After Expense Reimbursement excluding
	interest expense of the Underlying PIMCO Funds is 1.225%, 1.325%, 1.075% and 1.525% for
	the Administrative Class, Advisor Class, Institutional Class and Class M shares,
	respectively.

32  	"Other Expenses" reflect interest expense and is based on the amount incurred during
	the Portfolio's most recent fiscal year as a result of entering into certain investments,
	such as reverse repurchase agreements.  Interest expense is required to be treated as a
	Portfolio expense for accounting purposes and is not payable to PIMCO.  The amount of interest
	expense (if any) will vary based on the Portfolio's use of such investments as an investment
	strategy.

33 	Total Annual Portfolio Operating Expenses excluding interest expense is 1.03%
	and 1.13% for Administrative Class and Advisor Class shares, respectively.

34 	 PIMCO has contractually agreed to waive the Portfolio's advisory fee and the
	supervisory and administrative fee in an amount equal to the management fee and
	administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio
	I Ltd. (the " CRRS Subsidiary") to PIMCO.  The CRRS Subsidiary pays PIMCO a management
	fee and an administrative services fee at the annual rates of 0.49% and 0.20%,
	respectively, of its net assets.  This waiver may not be terminated by PIMCO and will
	remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.

35  	Total Annual Portfolio Operating Expenses After Fee Waiver excluding interest
	expense is 0.89% and 0.99% for Administrative Class and Advisor Class shares, respectively.

36  	The portfolio's investment adviser has contractually agreed to limit ordinary
	operating expenses to the extent required to reduce expenses to 0.62% of the average daily
	net assets attributable to Class I shares.  This expense limitation is in effect through
	May 1, 2013. There can be no assurance that the adviser will extend the expense limitation
	beyond such time.  While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.






Section 9 - Hypothetical Illustrations

Changes to the portfolio expenses affect the results of Section 9 - Hypothetical Illustrations in your prospectus.  We have chosen not to update Section 9 - Hypothetical Illustrations here.